Taxes on Income - Schedule of Taxes on Income (tax benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes on Income (Tax Benefit) [Abstract]
Current	$ 137		$ 4
Deferred	(250)	(1,000)
Other
Income tax benefit	(113)	(1,000)	4
Domestic	(141)	(1,000)
Foreign	$ 28		$ 4